Business Combinations - Purchase Consideration (Details) - USD ($) $ in Thousands	Feb. 15, 2019	Dec. 27, 2018
Zentrick NV
Business Combinations
Cash portion of acquisition payment	$ 23,417
Fair value of deferred payment	100
Total consideration	28,206
Zentrick NV | Technical milestones
Business Combinations
Fair value of contingent consideration	2,319
Total consideration	2,400
Zentrick NV | Revenue targets
Business Combinations
Fair value of contingent consideration	2,370
Total consideration	$ 5,600
Leiki Oy
Business Combinations
Cash portion of acquisition payment		$ 13,865
Fair value of deferred payment		3,932
Total consideration		$ 17,797